DEPOSITS AND PREPAYMENTS	12 Months Ended
Dec. 31, 2024
Deposits And Prepayments
DEPOSITS AND PREPAYMENTS

3. DEPOSITS AND PREPAYMENTS

Deposits and prepayments consist of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Prepaid rent	170,335	—	—
Prepaid building management fee	31,557	32,633	4,201
Prepaid governmental rent and rates	56,950	53,550	6,894
Rental deposit	681,340	516,384	66,478
Deposit on building management fee	103,276	130,532	16,804
Refund of rental deposit	—	141,100	18,165
Others	52,791	11,249	1,449
Total	1,096,249	885,448	113,991